Note 10 - Stock Incentive Plan (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Schedule of Nonvested Share Activity [Table Text Block]
Non-vested Shares	Shares	Weighted-Average Grant-Date Fair Value
Non-vested on January 1, 2019	35,117	9.61
Granted	24,710	8.13
Vested	(22,572)	(9.62)
Non-vested on December 31, 2019	37,255	8.81